Business Combination and Goodwill (Details)					3 Months Ended	12 Months Ended
	Dec. 29, 2025 HKD ($)	Dec. 29, 2025 USD ($)	Dec. 23, 2025 HKD ($)	Dec. 23, 2025 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2029 HKD ($)	Mar. 31, 2028 HKD ($)	Mar. 31, 2027 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Business Combination and Goodwill [Line Items]
Goodwill					$ 43,789,000	$ 43,789,000					$ 5,585,332
Intangible assets separable from goodwill					2,564,749	2,564,749
Business Combination [Member]
Business Combination and Goodwill [Line Items]
Total consideration	$ 46,054,953	$ 5,924,000					$ 5,924,000
Fair value of identifiable net liabilities	(2,266,244)
Accounts receivable	18,735,250
Prepayments	729,831
Deposits	1,200,000
Cash and cash equivalents	4,207,093				46,054,953	46,054,953
Accounts payable	(22,966,500)
Accruals	(107,250)
Tax payables	(33,072)
Amounts due to directors	(1,837,108)
Goodwill					43,789,000	43,789,000					$ 5,585,332
Goodwill arising on acquisition	43,789,000	$ 5,585,332
Intangible assets separable from goodwill	2,800,000				2,800,000	2,800,000
Deferred tax liability	$ 462,000				$ 462,000	$ 462,000
Business combination discount rate					6.75%	6.75%					6.75%
Impairment loss
Revenue					$ 22,251,000
Net income					5,770,245
Fair value of the promissory note							1,825,000
Business Combination, Recognized Asset Acquired, Selling, General And Administrative Expenses					$ 235,251
Business Combination [Member] | Forecast [Member]
Business Combination and Goodwill [Line Items]
Business Combination Estimated Amortization Expense								$ 698,083	$ 933,333	$ 933,333
Raytech Innovation [Member]
Business Combination and Goodwill [Line Items]
Percentage of sale and purchase of share capital			100.00%	100.00%
Percentage of promissory note bearing interest			2.00%	2.00%
Settled by the issue of a promissory note				$ 2,000,000
Maturing period			2 years	2 years
Total consideration							$ 4,099,000
Settled by cheque or telegraphic transfer amount			$ 31,889,810	$ 4,099,000
Worry Free [Member]
Business Combination and Goodwill [Line Items]
Total consideration			$ 47,449,610	$ 6,099,000